Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	138,058,365.79	14,672
Yield Supplement Overcollateralization Amount 10/31/19	2,585,844.57	0
Receivables Balance 10/31/19	140,644,210.36	14,672
Principal Payments	7,909,787.82	308
Defaulted Receivables	344,623.92	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	2,343,235.66	0
Pool Balance at 11/30/19	130,046,562.96	14,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.41%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	3,289,604.83	247
Past Due 61-90 days	1,356,086.72	98
Past Due 91-120 days	234,716.38	17
Past Due 121+ days	0.00	0
Total	4,880,407.93	362

Total 31+ Delinquent as % Ending Pool Balance	3.75%
Total 61+ Delinquent as % Ending Pool Balance	1.22%
Delinquency Trigger Occurred	NO

Recoveries	219,427.75
Aggregate Net Losses/(Gains) - November 2019	125,196.17
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.12%
Second Prior Net Losses Ratio	0.47%
Third Prior Net Losses Ratio	1.00%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.37%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	25.08

Flow of Funds	$ Amount
Collections	8,565,862.44
Investment Earnings on Cash Accounts	28,927.89
Servicing Fee	(117,203.51)
Transfer to Collection Account	0.00
Available Funds	8,477,586.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	175,302.52
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,011,802.83
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	290,481.47

Total Distributions of Available Funds	8,477,586.82

Servicing Fee	117,203.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 11/15/19	129,272,389.25
Principal Paid	8,011,802.83
Note Balance @ 12/16/19	121,260,586.42

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-3
Note Balance @ 11/15/19	36,442,389.25
Principal Paid	8,011,802.83
Note Balance @ 12/16/19	28,430,586.42
Note Factor @ 12/16/19	10.8513689%

Class A-4
Note Balance @ 11/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	74,800,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	18,030,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	175,302.52
Total Principal Paid	8,011,802.83
Total Paid	8,187,105.35

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	53,752.52
Principal Paid	8,011,802.83
Total Paid to A-3 Holders	8,065,555.35

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2041178
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3287412
Total Distribution Amount	9.5328590

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2051623
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.5794001
Total A-3 Distribution Amount	30.7845624

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/19	22,196,494.13
Investment Earnings	28,526.96
Investment Earnings Paid	(28,526.96)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13